Jack-up rigs, held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Jack-up drilling rigs held for sale	$ 4.5	$ 3.0